UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 122.1%
Corporate — 16.2%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$750	$825,015
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	110,198
Monroe County Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/41	975	1,071,993
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (a)(b):
7.63%, 8/01/25	750	765,315
7.75%, 8/01/31	1,000	1,027,740
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,100	1,235,465
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	1,695	1,712,848
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	500	517,985
		7,266,559
County/City/Special District/School District — 35.1%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	250	263,925
4.63%, 10/01/40	140	147,869
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	561,740
Series D, 5.38%, 6/01/12 (c)	1,395	1,395,000
Series D, 5.38%, 6/01/32	140	140,560
Sub-Series G-1, 5.00%, 4/01/28	400	469,536
Sub-Series G-1, 6.25%, 12/15/31	250	306,565
Sub-Series I-1, 5.38%, 4/01/36	450	514,076
Hudson New York Yards Infrastructure Corp., RB, Series A:
(AGM), 5.00%, 2/15/47	750	788,738
(NPFGC), 4.50%, 2/15/47	1,100	1,111,418
(NPFGC), 5.00%, 2/15/47	350	366,387
Monroe County Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/31	500	570,865

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 5.13%, 3/01/41 (d)	$5,155	$1,200,960
CAB, Yankee Stadium (AGC), 5.13%, 3/01/42 (d)	500	110,955
CAB, Yankee Stadium (AGC), 5.19%, 3/01/43 (d)	2,000	413,280
CAB, Yankee Stadium (AGC), 5.27%, 3/01/45 (d)	950	172,710
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	113,252
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	497,790
Yankee Stadium (NPFGC), 5.00%, 3/01/46	175	178,474
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	558,500
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	1,015	1,054,747
4.75%, 11/15/45	500	509,715
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, Series 2011, 5.00%, 11/15/31	750	839,887
4 World Trade Center Project, Series 2011, 5.75%, 11/15/51	340	391,078
7 World Trade Center Project, Series 2012, Class 2, 5.00%, 9/15/43	550	598,340
7 World Trade Center Project, Series 2012, Class 3, 5.00%, 3/15/44	520	550,077
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	1,350	1,490,035
Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	285	320,511
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	150	164,793
		15,801,783

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education — 28.9%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (b)(e):
7.00%, 5/01/25	$200	$46,002
7.00%, 5/01/35	130	29,901
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	500	544,665
Dutchess County Industrial Development Agency New York, Refunding RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	500	505,025
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	200	216,464
New York City Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	550	607,992
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	352,566
New York University, Series 1 (BHAC), 5.50%, 7/01/31	245	313,884
New York University, Series B, 5.00%, 7/01/42	1,990	2,252,561
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	325	380,217
Teachers College, Series B, 5.00%, 7/01/42	1,750	1,944,635
University of Rochester, Series A, 0.00%, 7/01/39 (f)	175	178,316
University of Rochester, Series A, 5.13%, 7/01/39	215	238,452
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	125	142,505
Cornell University, Series A, 5.00%, 7/01/40	150	168,980
New York University, Series A, 5.00%, 7/01/37	445	505,747
New York University, Series A, 5.00%, 7/01/42	1,750	1,980,895
Rockefeller University, Series B, 4.00%, 7/01/38	415	435,733
Skidmore College, Series A, 5.00%, 7/01/28	250	284,798
Teachers College, Series A, 5.00%, 7/01/31	325	372,054
Teachers College. Series A, 5.50%, 3/01/39	350	390,404

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	$150	$154,665
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	100	114,795
Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 4.75%, 12/01/39	550	589,385
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	250	279,458
		13,030,099
Health — 13.7%
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/30	350	391,937
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	150	145,284
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	312,197
New York State Dormitory Authority, RB:
New York State Association for Retarded Children Inc., Series B (AMBAC), 6.00%, 7/01/32	185	214,415
New York University Hospital Center, Series A, 5.75%, 7/01/31	220	249,282
New York University Hospital Center, Series B, 5.63%, 7/01/37	260	280,865
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	450	504,558
North Shore-Long Island Jewish Health System, Series A, 5.75%, 5/01/37	500	572,195
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	350,352
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	1,000	1,102,730
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	250	279,983

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	$200	$209,918
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	260	263,658
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, 5.00%, 11/01/30	750	804,690
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	500	503,120
		6,185,184
Housing — 5.4%
New York Mortgage Agency, Refunding RB, Series 101, AMT, 5.40%, 4/01/32	1,930	1,931,718
New York State HFA, RB, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	500	512,165
		2,443,883
State — 7.7%
New York State, GO, Series E, 3.75%, 12/15/31	1,725	1,799,848
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	356,808
Series C, 5.00%, 12/15/31	250	283,197
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub- Series 2-4, 4.75%, 1/15/30	350	377,139
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series A (AGM), 5.00%, 2/15/22	335	387,816
State of New York, GO, Series A, 5.00%, 2/15/39	250	277,750
		3,482,558
Tobacco — 2.8%
TSASC Inc. New York, RB, Tobacco Settlement, Asset-Backed, Series 1, 5.75%, 7/15/12 (c)	1,250	1,258,400
Transportation — 5.1%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	700	896,707
Series A, 5.63%, 11/15/39	250	282,613

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority, Consolidated, Series 2011, 5.00%, 12/15/41	$500	$555,660
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	500	554,875
		2,289,855
Utilities — 7.2%
Long Island Power Authority, RB:
Series A (AGM), 5.00%, 5/01/36	250	275,683
Series C (CIFG), 5.25%, 9/01/29	500	593,900
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	250	299,142
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution, Series EE, 4.00%, 6/15/45	380	383,443
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Water Project, Series D, 5.13%, 6/15/31	1,000	1,003,680
New York State Power Authority, RB, Series A, 5.00%, 11/15/38	600	684,882
		3,240,730
Total Municipal Bonds in New York		54,999,051

Multi-State — 6.2%
Housing — 6.2%
Centerline Equity Issuer Trust, 7.20%, 10/31/14 (g)(h)	2,500	2,781,025
Puerto Rico — 8.5%
State — 8.5%
Commonwealth of Puerto Rico, GO, Public Improvement, Series A, 5.13%, 7/01/31	1,725	1,730,554
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC) (d):
6.14%, 7/01/37	2,000	438,540
6.27%, 7/01/44	2,000	275,600
Puerto Rico Sales Tax Financing Corp., RB, Sub-Series A, 5.75%, 8/01/37	1,000	1,109,360
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.63%, 8/01/41 (d)	1,400	277,144
Total Municipal Bonds in Puerto Rico		3,831,198

Total Municipal Bonds – 136.8%		61,611,274

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
New York — 23.3%
County/City/Special District/School District — 10.3%
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	$825	$932,712
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Series 2012, Class 1:
4.00%, 9/15/35	2,490	2,527,026
5.00%, 9/15/40	1,050	1,185,104
		4,644,842
Transportation — 3.4%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	700	805,861
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	630	716,556
		1,522,417
Utilities — 9.6%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	405	488,762
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	990	1,140,648
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,500	1,676,469
Suffolk County Water Authority, Refunding RB, 3.00%, 6/01/25	1,006	1,033,241
		4,339,120
Total Municipal Bonds in New York		10,506,379

Puerto Rico — 1.3%
State — 1.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Refunding RB, Sales Tax, Series C, 5.25%, 8/01/40	520	575,328
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 24.6%		11,081,707
Total Long-Term Investments (Cost – $68,026,217) – 161.4%		72,692,981

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (j)(k)	428,774	$428,774
Total Short-Term Securities (Cost – $428,774) – 0.9%		428,774
Total Investments (Cost - $68,454,991*) – 162.3%		73,121,755
Other Assets Less Liabilities – 1.3%		568,153
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (14.5)%		(6,543,856)
VRDP Shares, at Liquidation Value – (49.1)%		(22,100,000)
Net Assets Applicable to Common Shares – 100.0%		$45,046,052

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$61,786,881
Gross unrealized appreciation	$5,300,963
Gross unrealized depreciation	(507,029)
Net unrealized appreciation	$4,793,934

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Non-income producing security.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BIF New York Municipal Money Fund	951,715	(522,941)	428,774	$7

(k)	Represents the current yield as of report date.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2012	4

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
13	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$1,741,188	$(15,259)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust’s management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$72,692,981	—	$72,692,981
Short-Term Securities	$428,774	—	—	428,774
Total	$428,774	$72,692,981	—	$73,121,755

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(15,259)	—	—	$(15,259)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,799	—	—	$14,799
Cash pledged as collateral for financial futures contracts	35,000	—	—	35,000
Liabilities:
TOB trust certificates	$—	(6,540,940)	—	(6,540,940)
VRDP shares	—	(22,100,000)	—	(22,100,000)
Total	$49,799	(28,640,940)	—	(28,591,141)

There were no transfers between levels during the period ended May 31, 2012.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date: July 25, 2012